Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 168,171
Tax effect on the opening net book amount for the application of IAS 29				$ 208,178
Exchange differences	4,877	$ 16,878
Deferred income tax liabilities, ending balance	165,508	168,171
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	16,191
Tax effect on the opening net book amount for the application of IAS 29				$ (208,178)
Others	(705)	(970)
Tax credit relating to cash flow hedge	6,755	11,322
Exchange differences	4,877	16,878
Deferred income tax assets, ending balance	13,664	16,191
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	288,411	97,832
Charged/(credited) to the statement of income	31,049	22,441
Acquisition of subsidiary	3,603
Effect of adoption of fair value valuation for farmlands	(10,480)	139,223
Disposals of subsidiaries	(3,730)
Exchange differences	(12,742)	(34,606)
Deferred income tax liabilities, ending balance	296,111	288,411
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	31,049	22,441
Exchange differences	(12,742)	(34,606)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	9,563	26,311
Exchange differences	7,865	17,728
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	136,431	118,183
Charged/(credited) to the statement of income	9,563	26,311
Acquisition of subsidiaries	88
Others	(705)	(970)
Tax credit relating to cash flow hedge	6,755	11,322
Exchange differences	7,865	17,728
Deferred income tax assets, ending balance	144,267	136,431
IAS 29
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			$ 1,396
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			(1,396)
IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			63,521
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			(63,521)
IAS 29 | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			687
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			(687)
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	(604)	2,003
Exchange differences	126	526
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	3,960	2,483
Charged/(credited) to the statement of income	(604)	2,003
Acquisition of subsidiaries	7
Others	0	0
Tax credit relating to cash flow hedge	0	0
Exchange differences	126	526
Deferred income tax assets, ending balance	3,237	3,960
Provisions | IAS 29 | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	11,080	(10,798)
Exchange differences	3,707	16,421
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	80,220	96,117
Charged/(credited) to the statement of income	11,080	(10,798)
Acquisition of subsidiaries	134
Others	0	0
Tax credit relating to cash flow hedge	6,755	(11,322)
Exchange differences	3,707	16,421
Deferred income tax assets, ending balance	94,482	80,220
Tax loss carry forwards | IAS 29 | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	(1,568)	(379)
Exchange differences	1,161	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	5,302	5,681
Charged/(credited) to the statement of income	(1,568)	(379)
Acquisition of subsidiaries	0
Others	0	0
Tax credit relating to cash flow hedge	0	0
Exchange differences	1,161	0
Deferred income tax assets, ending balance	2,573	5,302
Equity-settled share-based compensation | IAS 29 | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	(117)	4,572
Exchange differences	(31)	(22)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	4,594	0
Charged/(credited) to the statement of income	(117)	4,572
Acquisition of subsidiaries	0
Others	0	0
Tax credit relating to cash flow hedge	0	0
Exchange differences	(31)	(22)
Deferred income tax assets, ending balance	4,508	4,594
Biological assets | IAS 29 | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	772	30,913
Exchange differences	2,902	803
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	42,355	13,902
Charged/(credited) to the statement of income	772	30,913
Acquisition of subsidiaries	(53)
Others	(705)	(970)
Tax credit relating to cash flow hedge	0	0
Exchange differences	2,902	803
Deferred income tax assets, ending balance	39,467	42,355
Others | IAS 29 | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			687
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			(687)
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	270,583	65,806
Charged/(credited) to the statement of income	31,745	31,237
Acquisition of subsidiary	3,603
Effect of adoption of fair value valuation for farmlands	(10,480)	139,223
Disposals of subsidiaries	(3,730)
Exchange differences	(10,862)	(29,040)
Deferred income tax liabilities, ending balance	280,859	270,583
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	31,745	31,237
Exchange differences	(10,862)	(29,040)
Property, plant and equipment | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			63,357
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			(63,357)
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	11,954
Deferred income tax liabilities, ending balance	11,907	11,954
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		12,629
Charged/(credited) to the statement of income	331	2,730
Acquisition of subsidiary	0
Effect of adoption of fair value valuation for farmlands	0	0
Disposals of subsidiaries	0
Exchange differences	(378)	(3,405)
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	331	2,730
Exchange differences	(378)	(3,405)
Investment property | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	3,466	16,772
Charged/(credited) to the statement of income	912	(10,438)
Acquisition of subsidiary	0
Effect of adoption of fair value valuation for farmlands	0	0
Disposals of subsidiaries	0
Exchange differences	(199)	(3,032)
Deferred income tax liabilities, ending balance	4,179	3,466
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	912	(10,438)
Exchange differences	(199)	(3,032)
Biological assets | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			164
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			(164)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	2,408	2,625
Charged/(credited) to the statement of income	(1,939)	(1,088)
Acquisition of subsidiary	0
Effect of adoption of fair value valuation for farmlands	0	0
Disposals of subsidiaries	0
Exchange differences	(1,303)	871
Deferred income tax liabilities, ending balance	(834)	2,408
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	(1,939)	(1,088)
Exchange differences	$ (1,303)	$ 871
Others | IAS 29 | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Tax effect on the opening net book amount for the application of IAS 29			0
Changes in deferred tax asset [Abstract]
Tax effect on the opening net book amount for the application of IAS 29			$ 0